Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Business Description [Abstract]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries	As of December 31, 2023, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:
	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary
Name	establishment	Directly	Indirectly	share capital	Principal activities
Jianzhi Education Group Company Limited	British Virgin Islands (“BVI”), limited liability company March 20, 2018	100%	—	USD1	Investment holding
Jianzhi Education Technology (HK) Company Limited	Hong Kong, limited liability company April 3, 2018	—	100% owned by Jianzhi Education (BVI)	HKD1	Investment holding
Jianzhi Inc.	USA, limited liability company November 2 2022	—	100% owned by Jianzhi Education (BVI)	USD1	Investment holding
HongKong Sentu Education Technology Ltd.	Hong Kong, November 14, 2016	—	100% owned by Jianzhi Education (HK)	HKD10,000,000	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd.	PRC, April 17, 2018	—	100% owned by Jianzhi Education (HK)	HKD10,000,000	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”)	PRC, June 13, 2016		100% owned by Jianzhi Beijing	RMB10,000,000	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”)	PRC, June 2, 2021		100% owned by Sentu Lejiao	—	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd.	PRC, May 27, 2011		Contractual arrangements	RMB26,100,000	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd.	PRC, January 11, 2016	—	51.2% owned by Beijing Sentu	RMB10,500,000	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd.	PRC, May 6, 2011		100% owned by Beijing Sentu	RMB1,000,000	Provision of mobile media services
Sentu Guoxin Education Technology (Beijing) Co., Ltd (“Sentu Guoxin”)	PRC, December 5, 2016		70% owned by Beijing Sentu	RMB2,000,000	Provision of technology, education consultancy (excluding agent services) services
Guangzhou Lianhe Education Technology Co., Ltd	PRC, September 28, 2016	—	100% owned by Guangzhou Xingzhiqiao	RMB300,000	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd.	PRC, December 2, 2022		51% owned by Sentu Guoxin	RMB nil	Provision of technology, education consultancy (excluding agent services) services

Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries	the subsidiaries of the VIE and the Company and its subsidiaries, are as follows:
	December 31, 2022	December 31, 2023
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	28,836,178	2,697,832
Accounts receivable, net	16,154,956	1,718,155
Inventories	4,867	-
Short-term prepayments	17,269,868	264,425
Short-term investments	4,080,000	4,223,894
Prepaid expenses and other current assets	1,445,461	8,653,231
Amount due from the Company and its subsidiaries*	7,800,808	—
Total current assets	75,592,138	17,557,537

Non-current assets:
Right-of-use assets, net	—	4,307,991
Deferred tax assets, net	9,086,144	10,157,608
Property and equipment, net	109,073	171,127
Educational contents, net	36,713,836	—
Long-term prepayments	28,160,377	181,132
Total non-current assets	74,069,430	14,817,858
Total assets	149,661,568	32,375,395
*	As of December 31, 2022 and 2023, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.

	December 31, 2022	December 31, 2023
	RMB	RMB
Liabilities
Current liabilities:
Accounts payable	6,737,217	6,099,637
Salary and welfare payable	876,492	1,333,666
Contract liabilities	28,195,618	14,013,525
Income taxes payable	3,816,703	1,073,181
Value added tax (“VAT”) and other tax payable	—	3,937,133
Other payables	1,567,742	1,877,474
Lease liabilities, current	—	—
Amount due to related parties	24,702,000	2,185,832
Amount due from the Company and its subsidiaries*	—	1,228,446
Total current liabilities	65,895,772	31,748,894

Non-current liabilities:
Deferred tax liabilities	—	1,326,092
Account payable to WFOE	—	2,080,868
Total non-current liabilities	—	3,406,960
Total liabilities	65,895,772	35,155,854
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	355,513,276	227,046,277	91,618,100
Net income (loss)	14,780,648	(88,740,821)	(83,941,158)
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	20,840,090	13,119,714	(7,610,570)
Net cash used in investing activities	(18,093,127)	(7,198,149)	(18,527,776)
Net cash used in financing activities	(547,302)	—	—
*	As of December 31, 2022 and 2023, amounts to from the Company and its subsidiaries represent the payables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.